Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	₪ 9,421	$ 2,930	₪ 72,467	$ 22,540	₪ 75,883	₪ 71,382
Cash in NIS [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	1,150	357	9,133
Cash in USD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	8,234	2,561	60,269
Cash in EURO [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	₪ 37	$ 12	₪ 3,065